Note 13 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2018	December 31, 2019
FFA contract	Long-term assets– Derivatives	49,350	-

Interest rate swap contracts	Long-term assets – Derivatives	5,680	-

Total derivative assets		55,030	-
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2018	December 31, 2019
Interest rate swap contracts	Long-term liabilities – Derivatives	-	304,174

Total derivative liabilities		-	304,174

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain (loss) recognized	Year Ended December 31, 2018	Year Ended December 31, 2019
Interest rate swap contracts– Unrealized loss	Gain on derivatives, net	(45,773)	(309,854)
Interest rate swap contracts - Realized gain	Gain on derivatives, net	10,209	17,646
FFA contracts – Unrealized gain / (loss)	Gain on derivatives, net	49,350	-
FFA contracts and Bunker Swap contracts– Realized gain	Gain on derivatives, net	-	789,028
Total net gain on derivatives		13,786	496,820